SUMMARY DESCRIPTION OF THE PLAN - Narrative (Details) - EBP 002			12 Months Ended
	May 27, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Plan assets transferred to (from) the plan	$ 188,172,557	$ 22,011,512	$ 188,172,557	$ 22,011,512
Eligibility age | year			18
Requisite service period			30 days
Minimum allowed participant contribution percentage			1.00%
Maximum allowed participant contribution percentage			75.00%
Automatic deferral percentage			3.00%
Sick pay hours to convert to plan contributions			80 hours
Sick pay hours to convert to sick leave pay deposit to plan			80 hours
Maximum allowable elective contribution percentage			75.00%
Forfeited account balances		$ 226,879	$ 44,931	226,879
Forfeited account balances reduced employer contributions and administrative expenses			293,652	$ 65,251
Notes receivable from participants, minimum borrowing			1,000
Notes receivable from participants, maximum borrowing			$ 50,000
Notes receivable from participants, maximum percentage of borrowing to vested account balance			50.00%
Notes receivable from participants, maximum borrowing term			5 years
Notes receivable from participants, interest rate spread over prime lending rate			2.00%
Participant withdrawal, maximum period for payment			10 years
Non-Union
EBP, Description of Plan [Line Items]
Employer matching contribution percentage			50.00%
Employer matching contribution, percentage of compensation			6.00%
CMQ U.S. Non-Union and Union
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage of compensation			2.00%
Kansas City Southern Railway Company and SouthRail Corporation
EBP, Description of Plan [Line Items]
Employer matching contribution percentage			100.00%
Participant compensation matched by employer			$ 500
Employees Eligible for Employer Nonelective Contributions
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage of compensation			3.50%
Minimum
EBP, Description of Plan [Line Items]
Notes receivable from participants, interest rate			5.25%
Maximum
EBP, Description of Plan [Line Items]
Notes receivable from participants, interest rate			10.50%